DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT INC.
Entity Central Index Key	0001001085
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	40-F/A
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to our Annual Report on Form 40-F ("Form 40-F") for the fiscal year ended December 31, 2017, as filed with the Securities and Exchange Commission on April 2, 2018, is to furnish Exhibit 101 to the Form 40-F, which provides certain items from our Form 40-F formatted in eXtensible Business Reporting Language ("XBRL"). No other changes have been made to the Form 40-F other than the furnishing of the exhibit described above. This Amendment No. 1 does not reflect subsequent events occurring after the original date of the Form 40-F or modify or update in any way disclosures made in the Form 40-F.
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Class A shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	958,688,000
Class B shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	85,120